Advance From Customers (Details) - Schedule of advance from customer - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Schedule of advance from customer [Abstract]
Advance from customers	$ 1,414,345	$ 43,668
Total	$ 1,414,345	$ 43,668